Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 11, 2025	Aug. 31, 2024	Mar. 19, 2024
Unrelated Third Party [Member]
Discontinued Operations [Line Items]
Disposed for exchange value	$ 1
Mr. Herman Man Guo [Member]
Discontinued Operations [Line Items]
Ordinary shares (in Shares)			1,307,229
Ordinary share par value (in Dollars per share)			$ 0.04
Mr. Jiang Hao [Member]
Discontinued Operations [Line Items]
Disposed for exchange value		$ 1